INCOME TAXES - Schedule of Deferred Income Tax Recovery (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ (13)	$ 50	$ (15)
Other	7	0	5
Revaluation surplus
Origination and reversal of temporary differences	(913)	(1,544)	77
Relating to changes in tax rates / imposition of new tax laws	160	0	1
Total deferred income taxes	$ (759)	$ (1,494)	$ 68